Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	10.99%	10.27%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.00%	7.87%	8.13%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	7.65%	7.63%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	16.23%	11.36%	10.20%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	18.36%	12.47%	11.15%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	11.92%	10.59%